PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2014
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
26.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2013	2014
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	238,947	20,374
Short-term investments	-	-
Prepayments and other current assets	918	714

Total current assets	239,865	21,088

Non-current assets:
Long-term investments	-	59,035
Other non-current assets	8,271	6,434
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	808,862	1,079,628

Total non-current assets	817,133	1,145,097

Total assets	1,056,998	1,166,185

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
Accrued expenses and other liabilities	554	435
Amounts due to subsidiaries and PRC Domestic Entities	262,977	133,141

Total current liabilities	263,531	133,576

Non-current liabilities:
Convertible senior notes	350,000	400,000

Total non-current liabilities	350,000	400,000

Total liabilities	613,531	533,576

Commitments and contingencies

Shareholders' equity:
Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 57,440,895 shares and 58,364,924 shares issued and outstanding as of December 31, 2013 and 2014, respectively	7,376	7,495
Class B ordinary shares, par value HK$ 1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2013 and 2014, respectively	3,124	3,124
Additional paid-in capital	89,071	101,072
Accumulated other comprehensive income	43,381	49,566
Retained earnings	300,515	471,352

Total shareholders' equity	443,467	632,609

Total liabilities and shareholders' equity	1,056,998	1,166,185

Condensed statements of comprehensive income

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
General and administrative expenses	(49)	(460)	(867)

Operating loss	(49)	(460)	(867)

Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries	151,649	298,812	270,241
Interest income	-	-	3,303
Interest expenses	-	(566)	(11,033)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, US$821 and nil for the years ended December 31, 2012, 2013 and 2014, respectively)	-	821	-
Other-than-temporary impairment on available-for-sale securities	(14)	-	(8,417)
Foreign exchange gain (loss)	224	2	(10)

Income before income taxes	151,810	298,609	253,217

Income tax expenses	-	-	-

Net income	151,810	298,609	253,217

Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	20,150	(4,323)

Unrealized gain on available-for-sale securities	743	78	10,508
Reclassification adjustment for gain included in net income	-	(821)	-

Other comprehensive income, net of tax	2,121	19,407	6,185
Comprehensive income	153,931	318,016	259,402

Condensed statements of cash flows

	2012	2013	2014
	US$	US$	US$

Net cash (used in)provided by operating activities	(588)	1,192	914
Net cash provided by (used in) investing activities	-	1,464	(118,045)
Net cash (used in) provided by financing activities	(35,088)	225,875	(101,442)
Net (decrease) increase in cash and cash equivalents	(35,676)	228,531	(218,573)
Cash and cash equivalents at beginning of year	46,092	10,416	238,947
Cash and cash equivalents at end of year	10,416	238,947	20,374

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities' subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries' profit or loss as “Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries” on the condensed statements of comprehensive income. The parent company only condensed financial information should be read in conjunction with the Company's consolidated financial statements.